Hod Maden Interest (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Carrying Amount of Company's Hod Maden Interest
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018

Beginning of Year	$127,224	$177,452

Company’s share of net loss of associate	(414)	(178)

Capital investment	3,000	1,979

Currency translation adjustments	(13,225)	(52,029)

End of Year	$116,585	$127,224

Summarized Financial Information of Associate
Summarized financial information for the Company’s investment in associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Revenue	$-	$-
Administration expenses	(1,183)	(1,140)
Other (expense) income	(197)	546
Total net loss	(1,380)	(594)

Company’s share of net loss of associate	$(414)	$(178)

In $000s	As at December 31, 2019	As at December 31, 2018
Current Assets	$1,747	$668
Non-current Assets	387,620	423,758

Total Assets	$389,367	$424,426
Current Liabilities	751	347
Non-current Liabilities	-	-

Total Liabilities	$751	$347
Net Assets	388,616	424,079

Company’s share of net assets of associate	$116,585	$127,224